Intangible Assets- Schedule of Goodwill And Trademarks acquired During Business Combination Explanatory (Detail) - CAD ($) $ in Millions	Jan. 31, 2025	Jan. 31, 2024
Power Sports [Member]
Disclosure of detailed information about business combination [line items]
Goodwill recognised as of acquisition date	$ 179.6	$ 179.6
Pinion [Member]
Disclosure of detailed information about business combination [line items]
Goodwill recognised as of acquisition date	72.7	72.7
Identifiable intangible assets recognised as of acquisition date	15.5	15.5
Ski-Doo [member]
Disclosure of detailed information about business combination [line items]
Identifiable intangible assets recognised as of acquisition date	63.6	63.6
Sea-Doo [member]
Disclosure of detailed information about business combination [line items]
Identifiable intangible assets recognised as of acquisition date	$ 59.1	$ 59.1